Financial liabilities - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
US dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	52.00%	49.00%
Euros [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	13.00%	12.00%
Japanese yen [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	11.00%	16.00%
Australian dollar [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	6.00%	6.00%
Canadian dollars [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	4.00%	3.00%
Other currencies [Member]
Disclosure of long term borrowings [Line Items]
Percentage of long term debt held based on currency	14.00%	14.00%
Medium-term notes [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.45%	1.56%
Borrowings maturity	2022 to 2048	2021 to 2048
Unsecured bonds [Member] | Parent [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.32%	1.40%
Borrowings maturity	2022 to 2037	2021 to 2037
Unsecured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.99%	1.57%
Borrowings maturity	2022 to 2028	2021 to 2028
Secured bonds [Member] | Consolidated subsidiaries [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	5.81%	6.34%
Borrowings maturity	2022 to 2024	2022 to 2024
Long-term debt [Member] | Unsecured loans principally from the bank [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.83%	1.40%
Borrowings maturity	2022 to 2042	2021 to 2042
Long-term debt [Member] | Secured loans (principally financial receivables securitization) [Member]
Disclosure of long term borrowings [Line Items]
Long term borrowings interest rate	1.02%	1.25%
Borrowings maturity	2022 to 2034	2021 to 2034